REDEEMABLE CONVERTIBLE PREFERRED SHARES - Activities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 383,530	$ 368,409
Beginning balance (in shares)		68,228,526	68,228,526
Accretion of redeemable convertible preferred shares		$ 2,979	$ 15,121
Conversion to ordinary shares (in shares)		(68,228,526)
Conversion to ordinary shares		$ (386,509)
Ending balance	$ 368,409		$ 383,530
Ending balance (in shares)	68,228,526		68,228,526
Series Pre-A Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 184,509	$ 177,284
Beginning balance (in shares)		40,885,006	40,885,006
Accretion of redeemable convertible preferred shares		$ 1,385	$ 7,225
Conversion to ordinary shares (in shares)		(40,885,006)
Conversion to ordinary shares		$ (185,894)
Ending balance	$ 177,284		$ 184,509
Ending balance (in shares)	40,885,006		40,885,006
Series A Redeemable Convertible Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 199,021	$ 191,125
Beginning balance (in shares)		27,343,520	27,343,520
Issuance of preferred shares (in shares)	27,343,520
Accretion of redeemable convertible preferred shares		$ 1,594	$ 7,896
Conversion to ordinary shares (in shares)		(27,343,520)
Conversion to ordinary shares		$ (200,615)
Ending balance	$ 191,125		$ 199,021
Ending balance (in shares)	27,343,520		27,343,520